INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income taxes [Abstract]
Schedule of Composition
A.	Composition:

	Year ended December 31
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars
Current taxes:
Current taxes	3,918	4,067	5,745	1,130
Taxes in respect of prior years	141	-	(69)	41
	4,059	4,067	5,676	1,171

Deferred taxes	1,851	1,260	(3,110)	534

	5,910	5,327	2,566	1,705

Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate
B.	Reconciliation of the statutory tax rate to the effective tax rate:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Income before Income taxes	30,933	16,179	9,410	8,921
Statutory tax rate	24%	25%	26.5%	24%
Tax computed by statutory tax rate	7,424	4,044	2,494	2,141

Tax increments (savings) due to:
Non-deductible expenses	51	70	29	15
Tax exempt Income	(343)	(33)	(98)	(99)
Profit or loss for tax for which deferred taxes were not provided	(1,196)	1,198	-	(345)
Changes in tax rates	-	88	-	-
Temporary differences for which deferred taxes were not provided	(132)	-	170	(38)
Previous year taxes	141	-	(69)	40
Other	(35)	(40)	40	(9)
	5,910	5,327	2,566	1,705

Schedule of Deferred Taxes
C.	Deferred Taxes:

	January		December	December
	1, 2017	Change	31, 2017	31, 2017
	NIS	NIS	NIS	US Dollars

Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	67	(842)	(775)	(223)
Employees benefits	352	43	395	114
Allowance for doubtful accounts	516	32	548	158
	935	(767)	168	49
Carry forward tax losses	1,419	(1,084)	335	96
	2,354	(1,851)	503	145

	January		December	December
	1, 2016	Change	31, 2016	31, 2016
	NIS	NIS	NIS	US Dollars

Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(88)	155	67	17
Employees benefits	283	69	352	92
Allowance for doubtful accounts	913	(397)	516	134
	1,108	(173)	935	243
Carry forward tax losses	2,507	(1,088)	1,419	369
	3,615	(1,261)	2,354	612